GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,789
Exchange adjustment	43
Acquisitions	99
Goodwill, ending balance	$ 2,928	$ 2,789
Number of Cash Generating Units | item	4
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 787
Goodwill, ending balance	$ 830	$ 787
Revenue growth rates	11.70%	6.00%
Pre-tax discount rate	9.40%	9.50%
Increase in discount rates	14.98%
Orthopaedics | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine & ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,364
Goodwill, ending balance	$ 1,462	$ 1,364
Revenue growth rates	12.20%	5.80%
Pre-tax discount rate	9.40%	9.50%
Increase in discount rates	12.43%
Sports Medicine & ENT | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 638
Goodwill, ending balance	$ 636	$ 638
Revenue growth rates	5.70%	4.80%
Pre-tax discount rate	9.40%	9.50%
Increase in discount rates	14.39%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,789	$ 2,337
Exchange adjustment	43	11
Acquisitions	96	441
Goodwill, ending balance	$ 2,928	$ 2,789